Financial instruments-Risk management and fair value - Summary of Company's Financial Instruments Measured at Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Assets	$ 5,196,836	$ 4,690,362
Derivative financial instruments	0	251,150
Total liabilities	3,074,688	3,198,252
Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	102,063	95,474
Total liabilities		251,150
Recurring fair value measurement | Investment funds
Disclosure of fair value measurement of assets [line items]
Assets	102,063	95,474
Recurring fair value measurement | Derivatives
Disclosure of fair value measurement of assets [line items]
Derivative financial instruments		251,150
Recurring fair value measurement | Quoted prices in active markets (Level 1)
Disclosure of fair value measurement of assets [line items]
Assets	102,063	95,474
Total liabilities		0
Recurring fair value measurement | Quoted prices in active markets (Level 1) | Investment funds
Disclosure of fair value measurement of assets [line items]
Assets	102,063	95,474
Recurring fair value measurement | Quoted prices in active markets (Level 1) | Derivatives
Disclosure of fair value measurement of assets [line items]
Derivative financial instruments		0
Recurring fair value measurement | Significant observable inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Total liabilities		251,150
Recurring fair value measurement | Significant observable inputs (Level 2) | Derivatives
Disclosure of fair value measurement of assets [line items]
Derivative financial instruments		251,150
Recurring fair value measurement | Significant unobservable inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets	$ 0	0
Total liabilities		0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Derivatives
Disclosure of fair value measurement of assets [line items]
Derivative financial instruments		$ 0